Fees Summary $ in Thousands	Sep. 01, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	822,000
Narrative - Max Aggregate Offering Price	$ 822
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A